AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 29, 2012

File No. 333-156529

File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. __ (  )

POST-EFFECTIVE AMENDMENT NO. 24 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

AMENDMENT NO. 27 (X)

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

3555 Northwest 58th Street

Suite 410

Oklahoma City, Oklahoma 73112

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code )

J. Garrett Stevens

Exchange Traded Concepts Trust

3555 Northwest 58th Street

Suite 410

Oklahoma City, Oklahoma 73112

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On July 28, 2012 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 28, 2012, the effectiveness of Post-Effective Amendment No. 16 (“PEA No. 16”), which was filed with the Commission via EDGAR Accession No. 0001144204-12-023003 on April 20, 2012, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 16 by means of this filing, Parts A, B and C of PEA No. 16 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectuses for the Yorkville High Income Composite MLP ETF and Yorkville High Income Infrastructure MLP ETF are incorporated herein by reference to Part A of PEA No. 16.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Yorkville High Income Composite MLP ETF and Yorkville High Income Infrastructure MLP ETF is incorporated herein by reference to Part B of PEA No. 16.

PART C – OTHER INFORMATION

The Part C for the Yorkville High Income Composite MLP ETF and Yorkville High Income Infrastructure MLP ETF is incorporated herein by reference to Part C of PEA No. 16.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 29th day of June, 2012.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	June 29, 2012
Gary L. French

*	Trustee	June 29, 2012
Edward A. Kerbs

*	Trustee	June 29, 2012
David M. Mahle

*	Trustee	June 29, 2012
Kurt Wolfgruber

*	Trustee	June 29, 2012
Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	June 29, 2012
J. Garrett Stevens

*	Treasurer and Secretary	June 29, 2012
Richard Hogan

/s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.